Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Schedule of inventory components and movement in the provision
Inventories are comprised of the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Merchandise available for sale	10,868	8,277
Less: Provision for slow moving and obsolete inventories	(1,169)	(1,038)
Total Inventories	9,699	7,239